                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-4413

Exact name of registrant as specified in charter: Delaware Group Equity Funds IV

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: March 31, 2005

Item 1.  Reports to Stockholders


                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
GROWTH-EQUITY





SEMIANNUAL REPORT   MARCH 31, 2005
--------------------------------------------------------------------------------
                    DELAWARE DIVERSIFIED GROWTH FUND










[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       3

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                12
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         14
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed.
    It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                      For the Period October 1, 2004 to March 31, 2005
  OF FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE DIVERSIFIED GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                Expenses
                                                                                                  Paid
                                                           Beginning    Ending                   During
                                                            Account     Account    Annualized    Period
                                                             Value       Value       Expense   10/1/04 to
                                                            10/1/04     3/31/05       Ratio     3/31/05*
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,049.20      1.00%      $5.11
Class B                                                     1,000.00    1,045.40      1.75%       8.92
Class C                                                     1,000.00    1,047.10      1.75%       8.93
Institutional Class                                         1,000.00    1,051.80      0.75%       3.84
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.95      1.00%      $5.04
Class B                                                     1,000.00    1,016.21      1.75%       8.80
Class C                                                     1,000.00    1,016.21      1.75%       8.80
Institutional Class                                         1,000.00    1,021.19      0.75%       3.78
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of March 31, 2005
  DELAWARE DIVERSIFIED GROWTH FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.30%
------------------------------------------------------------------------
Basic Materials                                                 1.14%
Business Services                                               1.17%
Capital Goods                                                   6.34%
Consumer Discretionary                                          8.58%
Consumer Services                                               2.35%
Consumer Staples                                                9.04%
Credit Cyclicals                                                0.87%
Energy                                                          1.67%
Finance                                                        11.55%
Healthcare                                                     23.18%
Media                                                           3.41%
Technology                                                     21.95%
Technology/Communications                                       6.31%
Transportation                                                  0.74%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.42%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.72%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.28%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
  OF NET ASSETS                                 March 31, 2005 (Unaudited)


                                                        Number of      Market
                                                         Shares        Value

COMMON STOCK - 98.30%

Basic Materials - 1.14%
  Alcoa                                                     9,400   $   285,666
  Dow Chemical                                              7,000       348,950
  Ecolab                                                    7,300       241,265
                                                                    -----------
                                                                        875,881
                                                                    -----------
Business Services - 1.17%
 +Dun & Bradstreet                                          6,100       374,845
  MSC Industrial Direct Class A                             6,100       186,416
  Waste Management                                         11,900       343,315
                                                                    -----------
                                                                        904,576
                                                                    -----------
Capital Goods - 6.34%
  3M                                                        7,200       616,968
  American Standard                                         5,800       269,584
  Black & Decker                                            4,100       323,859
  Boeing                                                   12,500       730,750
  Briggs & Stratton                                         5,500       200,255
  Caterpillar                                               7,000       640,080
  Cummins                                                   4,500       316,575
  General Electric                                          6,200       223,572
  Harsco                                                    4,500       268,245
  Hughes Supply                                             6,600       196,350
  Johnson Controls                                          5,200       289,952
  Northrop Grumman                                          4,100       221,318
  Rockwell Automation                                       6,400       362,496
  Tyco International                                        6,800       229,840
                                                                    -----------
                                                                      4,889,844
                                                                    -----------
Consumer Discretionary - 8.58%
  Abercrombie & Fitch Class A                               6,200       354,888
  Best Buy                                                  9,300       502,293
 +Coach                                                    10,100       571,963
  Gap                                                      18,600       406,224
  Home Depot                                               36,500     1,395,760
  Limited Brands                                            3,100        75,330
  Lowe's                                                    5,100       291,159
  NIKE                                                      5,800       483,198
  RadioShack                                                6,800       166,600
  Staples                                                  13,600       427,448
  Target                                                    5,300       265,106
  Wal-Mart Stores                                          33,400     1,673,674
                                                                    -----------
                                                                      6,613,643
                                                                    -----------
Consumer Services - 2.35%
  Cendant                                                  21,600       443,664
  Marriott International Class A                            5,300       354,358
  McDonald's                                               11,500       358,110
 +MGM MIRAGE                                                  600        42,492
  Yum Brands                                               11,800       611,358
                                                                    -----------
                                                                      1,809,982
                                                                    -----------

                                                        Number of      Market
                                                         Shares        Value
COMMON STOCK (continued)

Consumer Staples - 9.04%
  Anheuser-Busch                                           11,100   $   526,029
  Clorox                                                    5,300       333,847
  Coca-Cola                                                16,500       687,555
  CVS                                                       8,300       436,746
  Fortune Brands                                            8,300       669,229
  Gillette                                                 15,100       762,248
  Kellogg                                                   5,700       246,639
  Kimberly-Clark                                            7,300       479,829
  PepsiCo                                                  31,500     1,670,445
  Procter & Gamble                                         21,900     1,160,700
                                                                    -----------
                                                                      6,973,267
                                                                    -----------
Credit Cyclicals - 0.87%
  D.R. Horton                                               7,967       232,945
  KB HOME                                                   3,700       434,602
                                                                    -----------
                                                                        667,547
                                                                    -----------
Energy - 1.67%
  Devon Energy                                              5,000       238,750
 +Nabors Industries                                         6,100       360,754
 +National-Oilwell                                          7,500       350,250
 +Newfield Exploration                                      4,500       334,170
                                                                    -----------
                                                                      1,283,924
                                                                    -----------
Finance - 11.55%
  American Express                                          9,100       467,467
  American International Group                             20,600     1,141,446
  Capital One Financial                                     9,000       672,930
  Citigroup                                                 9,900       444,906
  Countrywide Financial                                    10,100       327,846
  Fannie Mae                                                8,300       451,935
  Freddie Mac                                               5,600       353,920
  Goldman Sachs Group                                       2,600       285,974
  MBNA                                                     22,300       547,465
  Mellon Financial                                         19,500       556,530
  Morgan Stanley                                           11,200       641,200
  North Fork Bancorporation                                 8,500       235,790
  Prudential Financial                                      6,200       355,880
  SLM                                                       7,400       368,816
  UnitedHealth Group                                       12,000     1,144,560
  U.S. Bancorp                                              6,800       195,976
 +WellPoint                                                 5,700       714,495
                                                                    -----------
                                                                      8,907,136
                                                                    -----------
Healthcare - 23.18%
  Abbott Laboratories                                      20,000       932,400
 +Amgen                                                    24,200     1,408,682
  Beckman Coulter                                           2,900       192,705
  Becton, Dickinson                                         9,900       578,358
 +Biogen Idec                                               9,100       314,041
  Biomet                                                    9,700       352,110
 +Boston Scientific                                         9,300       272,397
  Cooper                                                    3,800       277,020

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
  OF NET ASSETS (CONTINUED)




                                                         Number of     Market
                                                          Shares       Value
COMMON STOCK (continued)

Healthcare (continued)
 +Express Scripts Class A                                   5,500   $   479,545
 +Forest Laboratories                                       8,300       306,685
 +Genentech                                                 9,200       520,812
 +Gilead Sciences                                          15,800       565,640
  GlaxoSmithKline ADR                                       5,800       266,336
  Guidant                                                   9,200       679,880
 +IDEXX Laboratories                                        4,300       232,888
 +INAMED                                                    3,800       265,544
  Johnson & Johnson                                        44,000     2,955,040
  Lilly (Eli)                                               8,900       463,690
 +MedImmune                                                11,000       261,910
  Medtronic                                                17,700       901,815
  Merck                                                    18,200       589,134
  Pfizer                                                  118,300     3,107,741
  Quest Diagnostics                                         4,800       504,624
 +Varian Medical Systems                                    7,900       270,812
  Wyeth                                                    18,800       792,984
 +Zimmer Holdings                                           4,900       381,269
                                                                    -----------
                                                                     17,874,062
                                                                    -----------
Media - 3.41%
  Clear Channel Communications                              8,400       289,548
 +Comcast Class A                                           5,700       192,546
  Disney (Walt)                                            18,800       540,124
 +Gemstar-TV Guide International                           48,800       212,280
  Knight-Ridder                                             2,800       188,300
 +Time Warner                                              35,100       616,005
  Viacom Class B                                           16,900       588,627
                                                                    -----------
                                                                      2,627,430
                                                                    -----------
Technology - 21.95%
  Adobe Systems                                            10,200       685,134
  Analog Devices                                           11,400       411,996
 +Applied Materials                                        33,900       550,875
 +Ask Jeeves                                                7,400       207,792
  Automatic Data Processing                                 4,300       193,285
  Certegy                                                   5,500       190,410
 +Dell                                                     43,000     1,652,060
 +DST Systems                                               6,300       290,934
 +eBay                                                     14,500       540,270
 +Electronic Arts                                           6,700       346,926
 +EMC                                                      46,700       575,344
  First Data                                               15,700       617,167
  Intel                                                   101,900     2,367,137
 +InterActiveCorp                                           9,200       204,884
  International Business Machines                          15,200     1,388,976
 +Intuit                                                    7,500       328,275
 +Lexmark International Class A                             7,700       615,769
  Linear Technology                                        10,200       390,762
  Microsoft                                               104,100     2,516,097
  National Semiconductor                                   20,300       418,383
 +Oracle                                                   44,200       551,616
 +Sanmina-SCI                                              51,800       270,396
 +Silicon Laboratories                                      6,500       193,115
 +Storage Technology                                        7,000       215,600
 +Symantec                                                 10,100       215,433
  Texas Instruments                                        31,400       800,386
 +Yahoo                                                     5,500       186,450
                                                                    -----------
                                                                     16,925,472
                                                                    -----------

                                                         Number of     Market
                                                          Shares       Value
COMMON STOCK (continued)

Technology/Communications - 6.31%
 +Cisco Systems                                           101,400   $ 1,814,046
 +Juniper Networks                                         14,000       308,840
  Motorola                                                 46,600       697,602
 +NEXTEL Communications Class A                            24,900       707,658
  Nokia ADR                                                15,800       243,794
  QUALCOMM                                                 29,900     1,095,835
                                                                    -----------
                                                                      4,867,775
                                                                    -----------
Transportation - 0.74%
  FedEx                                                     4,100       385,195
  United Parcel Service Class B                             2,500       181,850
                                                                    -----------
                                                                        567,045
                                                                    -----------
TOTAL COMMON STOCK (cost $71,734,163)                                75,787,584
                                                                    -----------
                                                        Principal
                                                         Amount
Repurchase Agreements - 1.42%

  With BNP Paribas 2.60% 4/1/05
    (dated 3/31/05, to be repurchased
    at $575,442, collateralized by
    $21,900 U.S. Treasury Bills due 7/28/05,
    market value $21,661, and $571,800
    U.S. Treasury Bills due 8/18/05,
    market value $565,333)                               $575,400       575,400
  With UBS Warburg 2.50% 4/1/05
    (dated 3/31/05, to be repurchased
    at $515,636, collateralized by $64,600
    U.S. Treasury Notes 6.75% due 5/15/05,
    market value $66,512, $307,800
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $307,877, and $153,900
    U.S. Treasury Notes 2.375% due
    8/15/06, market value $151,732)                       516,600       516,600
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,091,000)                                                   1,091,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 99.72%
  (cost $72,825,163)                                                 76,878,584
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 0.28%                                                217,349
                                                                    -----------
NET ASSETS APPLICABLE TO 12,205,091 SHARES
  OUTSTANDING - 100.00%                                             $77,095,933
                                                                    ===========

Net Asset Value - Delaware Diversified Growth Fund
  Class A ($2,062,456 / 326,635 Shares)                                   $6.31
                                                                          -----
Net Asset Value - Delaware Diversified Growth Fund
  Class B ($1,665,683 / 267,781 Shares)                                   $6.22
                                                                          -----
Net Asset Value - Delaware Diversified Growth Fund
  Class C ($429,576 / 69,002 Shares)                                      $6.23
                                                                          -----
Net Asset Value - Delaware Diversified Growth Fund
  Institutional Class ($72,938,218 / 11,541,673 Shares)                   $6.32
                                                                          -----

STATEMENT                                       DELAWARE DIVERSIFIED GROWTH FUND
  OF NET ASSETS (CONTINUED)


COMPONENTS OF NET ASSETS AT MARCH 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $77,197,858
Undistributed net investment income                                      61,210
Accumulated net realized loss on investments                         (4,216,556)
Net unrealized appreciation of investments                            4,053,421
                                                                    -----------
Total net assets                                                    $77,095,933
                                                                    ===========

+Non-income producing security for the period ending March 31, 2005.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE DIVERSIFIED GROWTH FUND
Net asset value Class A (A)                                               $6.31
Sales charge (5.75% of offering price) (B)                                 0.38
                                                                          -----
Offering price                                                            $6.69
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                            DELAWARE DIVERSIFIED GROWTH FUND
  OF OPERATIONS                      Six Months Ended March 31, 2005 (Unaudited)




INVESTMENT INCOME:
  Dividends                                              $658,329
  Interest                                                 14,343    $  672,672
                                                         --------    ----------

EXPENSES:
  Management fees                                         227,522
  Registration fees                                        23,513
  Distribution expenses -- Class A                          2,434
  Distribution expenses -- Class B                          8,561
  Distribution expenses -- Class C                          1,764
  Accounting and administration expenses                   11,261
  Reports and statements to shareholders                   10,415
  Dividend disbursing and transfer agent fees and expenses  6,256
  Legal and professional fees                               5,824
  Trustees' fees                                            1,496
  Custodian fees                                            1,293
  Pricing fees                                                275
  Other                                                        59       300,673
                                                         --------
Less expenses absorbed or waived                                        (25,406)
Less waiver of distribution expenses -- Class A                            (406)
Less expense paid indirectly                                                (83)
                                                                     ----------
Total expenses                                                          274,778
                                                                     ----------
NET INVESTMENT INCOME                                                   397,894
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                      777,912
  Net change in unrealized appreciation / depreciation
    of investments                                                    1,844,145
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       2,622,057
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,019,951
                                                                     ==========

See accompanying notes

STATEMENTS                                      DELAWARE DIVERSIFIED GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                      Six Months        Year
                                                                         Ended          Ended
                                                                        3/31/05        9/30/04
                                                                      (Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                               $   397,894   $   158,277
  Net realized gain on investments                                        777,912     1,281,334
  Net change in unrealized appreciation/depreciation of investments     1,844,145       877,187
                                                                      -----------   -----------
  Net increase in net assets resulting from operations                  3,019,951     2,316,798
                                                                      -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                (7,086)           --
    Institutional Class                                                  (447,139)     (109,820)
                                                                      -----------   -----------
                                                                         (454,225)     (109,820)
                                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                               893,567     1,332,831
    Class B                                                               177,733     1,778,321
    Class C                                                               196,349       143,014
    Institutional Class                                                13,544,555    25,531,074

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                                 6,074            --
    Institutional Class                                                   447,139       109,820
                                                                      -----------   -----------
                                                                       15,265,417    28,895,060
                                                                      -----------   -----------

  Cost of shares repurchased:
    Class A                                                              (312,410)     (295,293)
    Class B                                                              (233,929)     (355,328)
    Class C                                                               (45,257)      (27,457)
    Institutional Class                                                (1,781,886)   (6,991,179)
                                                                      -----------   -----------
                                                                       (2,373,482)   (7,669,257)
                                                                      -----------   -----------
Increase in net assets derived from capital share transactions         12,891,935    21,225,803
                                                                      -----------   -----------
NET INCREASE IN NET ASSETS                                             15,457,661    23,432,781

NET ASSETS:
  Beginning of period                                                  61,638,272    38,205,491
                                                                      -----------   -----------
  End of period(1)                                                    $77,095,933   $61,638,272
                                                                      ===========   ===========

(1)Undistributed net investment income                                $    61,210   $   117,541
                                                                      ===========   ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Diversified Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $6.040      $5.640       $4.540      $5.940      $12.350     $10.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                 0.029       0.005        0.004          --       (0.013)     (0.032)
Net realized and unrealized gain (loss) on investments          0.269       0.395        1.096      (1.400)      (5.162)      2.544
                                                               ------      ------       ------      ------      -------     -------
Total from investment operations                                0.298       0.400        1.100      (1.400)      (5.175)      2.512
                                                               ------      ------       ------      ------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                     (0.028)         --          --           --           --      (0.012)
From net realized gain on investments                              --          --          --           --       (1.165)     (0.450)
In excess to net realized gain on investments                      --          --          --           --       (0.070)         --
                                                               ------      ------       ------      ------      -------     -------
Total dividends and distributions                              (0.028)         --           --          --       (1.235)     (0.462)
                                                               ------      ------       ------      ------      -------     -------

NET ASSET VALUE, END OF PERIOD                                 $6.310      $6.040       $5.640      $4.540       $5.940     $12.350
                                                               ======      ======       ======      ======      =======     =======

TOTAL RETURN(3)                                                 4.92%       7.09%       24.23%     (23.57%)     (45.68%)     24.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,062      $1,420         $378         $28          $26         $47
Ratio of expenses to average net assets                         1.00%       1.00%        1.00%       0.94%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.12%       1.16%        1.35%       1.57%        1.12%       1.13%
Ratio of net investment income (loss) to average
  net assets                                                    0.92%       0.08%        0.08%       0.00%       (0.17%)     (0.26%)
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expense
  paid indirectly                                               0.80%      (0.08%)      (0.27%)     (0.63%)      (0.54%)     (0.64%)
Portfolio turnover                                                23%         54%          80%         67%          67%         91%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Diversified Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Six Months                          4/30/02(1)
                                                                            Ended          Year Ended             to
                                                                          3/31/05(2)  9/30/04      9/30/03     9/30/02
                                                                         (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                       $5.950      $5.600       $4.540      $6.030

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                             0.006      (0.041)      (0.036)     (0.017)
Net realized and unrealized gain (loss) on investments                      0.264       0.391        1.096      (1.473)
                                                                           ------      ------       ------      ------
Total from investment operations                                            0.270       0.350        1.060      (1.490)
                                                                           ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                             $6.220      $5.950       $5.600      $4.540
                                                                           ======      ======       ======      ======

TOTAL RETURN(4)                                                             4.54%       6.25%       23.35%     (24.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $1,666      $1,643         $224         $19
Ratio of expenses to average net assets                                     1.75%       1.75%        1.75%       1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                                    1.82%       1.86%        2.05%       2.98%
Ratio of net investment income (loss) to average net assets                 0.17%      (0.67%)      (0.67%)     (0.81%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly                   0.10%      (0.78%)      (0.97%)     (1.84%)
Portfolio turnover                                                            23%         54%          80%         67%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Diversified Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months                            4/30/02(1)
                                                                           Ended            Year Ended            to
                                                                         3/31/05(2)    9/30/04     9/30/03      9/30/02
                                                                        (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                       $5.950       $5.600      $4.540       $6.030

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                             0.006       (0.040)     (0.036)      (0.017)
Net realized and unrealized gain (loss) on investments                      0.274        0.390       1.096       (1.473)
                                                                           ------       ------      ------       ------
Total from investment operations                                            0.280        0.350       1.060       (1.490)
                                                                           ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                             $6.230       $5.950      $5.600       $4.540
                                                                           ======       ======      ======       ======

TOTAL RETURN(4)                                                             4.71%        6.25%      23.35%      (24.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                      $430         $270        $149          $--
Ratio of expenses to average net assets                                     1.75%        1.75%       1.75%        1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                                    1.82%        1.86%       2.05%        2.98%
Ratio of net investment income (loss) to average net assets                 0.17%       (0.67%)     (0.67%)      (0.81%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly                   0.10%       (0.78%)     (0.97%)      (1.84%)
Portfolio turnover                                                            23%          54%         80%          67%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Diversified Growth Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $6.050      $5.660       $4.550      $5.940      $12.350     $10.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                 0.037       0.021        0.017       0.006       (0.013)     (0.032)
Net realized and unrealized gain (loss) on investments          0.277       0.385        1.102      (1.396)      (5.162)      2.544
                                                               ------      ------       ------      ------      -------     -------
Total from investment operations                                0.314       0.406        1.119      (1.390)      (5.175)      2.512
                                                               ------      ------       ------      ------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                     (0.044)     (0.016)      (0.009)         --           --      (0.012)
From net realized gain on investments                              --          --           --          --       (1.165)     (0.450)
In excess to net realized gain on investments                      --          --           --          --       (0.070)         --
                                                               ------      ------       ------      ------      -------     -------
Total dividends and distributions                              (0.044)     (0.016)      (0.009)         --       (1.235)     (0.462)
                                                               ------      ------       ------      ------      -------     -------

NET ASSET VALUE, END OF PERIOD                                 $6.320      $6.050       $5.660      $4.550       $5.940     $12.350
                                                               ======      ======       ======      ======      =======     =======

TOTAL RETURN(3)                                                 5.18%       7.17%       24.62%     (23.40%)     (45.68%)     24.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $72,938     $58,305      $37,456     $16,948      $10,686     $14,568
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.83%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        0.82%       0.86%        1.05%       1.27%        0.82%       0.83%
Ratio of net investment income (loss) to average net assets     1.17%       0.33%        0.33%       0.11%       (0.17%)     (0.26%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly       1.10%       0.22%        0.03%      (0.33%)      (0.24%)     (0.34%)
Portfolio turnover                                                23%         54%          80%         67%          67%         91%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE DIVERSIFIED GROWTH FUND
  TO FINANCIAL STATEMENTS                       March 31, 2005 (Unaudited)


Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust, and offers two series: Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund. These financial statements and related notes pertain to Delaware Diversified Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of March 31, 2005, Class R had not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended March 31, 2005 were approximately $83. The expense paid under the above arrangement is included in custodian fees on Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through November 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has elected to waive distribution and service fees through November 30, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At March 31, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                          $33,278
  Dividend disbursing, transfer agent,
    accounting and administration fees, and
    other expenses payable to DSC                                     6,900
  Other expenses payable to DMC and affiliates*                      22,497

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                           DELAWARE DIVERSIFIED GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain internal legal expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended March 31, 2005, the Delaware Diversified Growth Fund was charged $1,985 for internal legal services provided by DMC.

For the six months ended March 31, 2005, DDLP earned $657 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended March 31, 2005, the Fund made purchases of $20,484,110 and sales of $8,059,768 of investment securities other than short-term investments.

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the cost of investments was $74,036,006. At March 31, 2005, net unrealized appreciation was $2,842,578 of which $7,477,962 related to unrealized appreciation of investments and $4,635,384 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTIONS
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2005 and the year ended September 30, 2004 was as follows:

                                        Six Months              Year
                                          Ended                 Ended
                                         3/31/05*              9/30/04
                                        ----------            ---------
  Ordinary income                        $454,225              $109,820

*Tax information for the six months ended March 31, 2005 is estimated and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of March 31, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                         $77,197,858
  Undistributed ordinary income                              61,210
  Capital loss carryforwards                             (3,005,713)
  Unrealized appreciation of investments                  2,842,578
                                                        -----------
  Net assets                                            $77,095,933
                                                        ===========

The difference between book and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2005 will expire as follows: $681,211 expires in 2010 and $3,062,414 expires in 2011.

For the six months ended March 31, 2005, the Fund had capital gains $737,912, which may be offset by the capital loss carryfowards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       Six Months       Year
                                                         Ended         Ended
                                                        3/31/05       9/30/04
Shares sold:
  Class A                                                 139,965      216,390
  Class B                                                  28,453      293,841
  Class C                                                  30,890       23,371
  Institutional Class                                   2,125,830    4,151,271

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                     943           --
  Institutional Class                                      69,431       18,122
                                                       ----------   ----------
                                                        2,395,512    4,702,995
                                                       ----------   ----------
Shares repurchased:
  Class A                                                 (49,227)     (48,359)
  Class B                                                 (36,883)     (57,597)
  Class C                                                  (7,296)      (4,470)
  Institutional Class                                    (283,687)  (1,161,766)
                                                       ----------   ----------
                                                         (377,093)  (1,272,192)
                                                       ----------   ----------
Net increase                                            2,018,419    3,430,803
                                                       ==========   ==========

For the six months ended March 31, 2005 and the year ended
September 30, 2004, 3,870 Class B shares were converted to 3,816 Class A shares valued at $24,189 and 10,499 Class B shares were converted to 10,358 Class A shares valued at $64,633, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2005 or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                           DELAWARE DIVERSIFIED GROWTH FUND
  FUND INFORMATION


The shareholders of Delaware Diversified Growth Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                              Shares Voted
                                         Shares Voted For   Withheld Authority
                                         ----------------   ------------------
Thomas L. Bennett                           10,575,657            7,934
Jude T. Driscoll                            10,575,657            7,934
John A. Fry                                 10,573,744            9,848
Anthony D. Knerr                            10,575,657            7,934
Lucinda S. Landreth                         10,575,657            7,934
Ann R. Leven                                10,574,866            8,725
Thomas F. Madison                           10,575,657            7,934
Janet L. Yeomans                            10,575,657            7,934
J. Richard Zecher                           10,575,657            7,934

2. To approve the use of a "manager of managers" structure whereby the investment manager of the fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                          For          Against     Abstain      Broker Non-Votes
                                                       ----------      -------     -------      ----------------
Delaware Diversified Growth Fund                       10,400,126       7,139       13,522          162,804

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Diversified Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                         AFFILIATED OFFICERS                           CONTACT INFORMATION

JUDE T. DRISCOLL                          MICHAEL P. BISHOF                             INVESTMENT MANAGER
Chairman                                  Senior Vice President and                     Delaware Management Company
Delaware Investments Family of Funds      Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                          Delaware Investments Family of Funds
                                          Philadelphia, PA                              NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                       Delaware Distributors, L.P.
Private Investor                          RICHELLE S. MAESTRO                           Philadelphia, PA
Rosemont, PA                              Executive Vice President,
                                          Chief Legal Officer and Secretary             SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                               Delaware Investments Family of Funds          DISBURSING AND TRANSFER AGENT
President                                 Philadelphia, PA                              Delaware Service Company, Inc.
Franklin & Marshall College                                                             2005 Market Street
Lancaster, PA                             JOHN J. O'CONNOR                              Philadelphia, PA 19103-7094
                                          Senior Vice President and Treasurer
ANTHONY D. KNERR                          Delaware Investments Family of Funds          FOR SHAREHOLDERS
Managing Director                         Philadelphia, PA                              800 523-1918
Anthony Knerr & Associates
New York, NY                                                                            FOR SECURITIES DEALERS AND FINANCIAL
                                                                                        INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                     800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                          WEB SITE
Philadelphia, PA                                                                        www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9356)                                                        Printed in the USA
SA-133 [3/05] IVES 5/05                                                   J10137

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

GROWTH-EQUITY











Semiannual Report MARCH 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE GROWTH OPPORTUNITIES FUND















[LOGO] POWERED BY RESEARCH(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      3

   Statement of Operations                                      5

   Statements of Changes in Net Assets                          6

   Financial Highlights                                         7

   Notes to Financial Statements                               12
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         15
-----------------------------------------------------------------







    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

Disclosure                      For the Period October 1, 2004 to March 31, 2005
  OF FUND EXPENSES


As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE GROWTH OPPORTUNITIES FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                   Expenses
                       Beginning      Ending                      Paid During
                        Account       Account       Annualized      Period
                         Value         Value         Expense      10/1/04 to
                        10/1/04       3/31/05         Ratio         3/31/05*
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A               $1,000.00      $1,116.10         1.41         $ 7.42
Class B                1,000.00       1,112.10         2.11          11.08
Class C                1,000.00       1,112.40         2.11          11.08
Class R                1,000.00       1,117.30         1.71           9.00
Institutional Class    1,000.00       1,113.80         1.11           5.83
------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A               $1,000.00      $1,017.85         1.41         $ 7.07
Class B                1,000.00       1,014.37         2.11          10.57
Class C                1,000.00       1,014.37         2.11          10.57
Class R                1,000.00       1,016.36         1.71           8.57
Institutional Class    1,000.00       1,019.34         1.11           5.57
------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector Allocation                                           As of March 31, 2005
  DELAWARE GROWTH OPPORTUNITIES FUND



The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
--------------------------------------------------------------------------
COMMON STOCK                                                   90.33%
--------------------------------------------------------------------------
Basic Industry/Capital Goods                                    3.32%

Business Services                                              12.01%

Consumer Non-Durables                                          13.94%

Consumer Services                                              10.01%

Energy                                                          1.97%

Financial                                                      10.26%

Healthcare                                                     18.98%

Technology                                                     19.84%
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           8.08%
--------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  12.13%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              110.54%
--------------------------------------------------------------------------
OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL           (12.13%)
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.59%
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------

                                              DELAWARE GROWTH OPPORTUNITIES FUND
Statement                                     March 31, 2005 (Unaudited)
  OF NET ASSETS



                                                      Number of       Market
                                                        Shares        Value

COMMON STOCK - 90.33%
Basic Industry/Capital Goods - 3.32%
+Mettler-Toledo International                           211,300    $ 10,036,750
+Zebra Technologies Class A                             168,900       8,021,061
                                                                   ------------
                                                                     18,057,811
                                                                   ------------
Business Services - 12.01%
  Certegy                                               275,100       9,523,962
 +Dun & Bradstreet                                       90,900       5,585,805
  Expeditors International Washington                   211,200      11,309,760
+*Fisher Scientific International                       184,700      10,513,124
  Manpower                                              188,500       8,203,520
  National Financial Partners                           225,100       8,958,980
  Robert Half International                             414,900      11,185,704
                                                                   ------------
                                                                     65,280,855
                                                                   ------------
Consumer Non-Durables - 13.94%
  Dollar General                                        372,800       8,168,048
  Michaels Stores                                       240,300       8,722,890
  Nordstrom                                             315,900      17,494,542
  Staples                                               413,600      12,999,448
 +Starbucks                                             286,300      14,790,258
*+Urban Outfitters                                      128,400       6,159,348
 +Williams-Sonoma                                       201,200       7,394,100
                                                                   ------------
                                                                     75,728,634
                                                                   ------------
Consumer Services - 10.01%
 +Cheesecake Factory                                    161,200       5,714,540
  Marriott International Class A                        241,200      16,126,632
 *Royal Caribbean Cruises                               337,200      15,069,468
  Starwood Hotels & Resorts Worldwide                   249,000      14,947,470
+*XM Satellite Radio Holdings Class A                    80,000       2,520,000
                                                                   ------------
                                                                     54,378,110
                                                                   ------------
Energy  - 1.97%
  Rowan                                                 357,100      10,688,003
                                                                   ------------
                                                                     10,688,003
                                                                   ------------
Financial - 10.26%
+*Affiliated Managers Group                             126,900       7,871,607
  Lehman Brothers Holdings                              117,600      11,073,216
  PartnerRe                                             224,100      14,476,860
  Sovereign Bancorp                                     688,100      15,248,296
 *UnumProvident                                         414,800       7,059,896
                                                                   ------------
                                                                     55,729,875
                                                                   ------------
Healthcare - 18.98%
+*Amylin Pharmaceuticals                                484,000       8,465,160
 +Barr Pharmaceuticals                                  270,550      13,210,957
 +Caremark Rx                                           223,100       8,874,918
 +Cytyc                                                 233,700       5,377,437
 +Endo Pharmaceuticals Holdings                         289,800       6,534,990
 +Genzyme                                               100,200       5,735,448
 +Gilead Sciences                                       256,700       9,189,860
*+Invitrogen                                            159,100      11,009,720
 +Medco Health Solutions                                186,500       9,244,805
 *Medicis Pharmaceutical Class A                        258,600       7,752,828
*+MGI Pharma                                            285,700       7,219,639
*+Neurocrine Biosciences                                130,800       4,978,248
 +Sepracor                                               96,000       5,511,360
                                                                   ------------
                                                                    103,105,370
                                                                   ------------

                                                       Number of       Market
                                                        Shares        Value

COMMON STOCK (continued)
Technology - 19.84%
 +Amdocs                                                  203,200  $   5,770,880
 *ASML Holding                                            716,300     12,012,351
 +Broadcom Class A                                        282,400      8,449,408
 +Cadence Design Systems                                  395,200      5,908,240
*+Check Point Software Technology                         446,700      9,711,258
+Citrix Systems                                           444,100     10,578,462
 +Juniper Networks                                        460,700     10,163,042
 +Lam Research                                            308,900      8,914,854
Linear Technology                                         320,200     12,266,862
*+Mercury Interactive                                     212,000     10,044,560
 +Network Appliance                                       229,900      6,359,034
*+NII Holdings                                             55,600      3,197,000
 +PMC - Sierra                                            349,300      3,073,840
 +VeriSign                                                 47,300      1,357,510
                                                                   -------------
                                                                     107,807,301
                                                                   -------------
TOTAL COMMON STOCK (cost $409,579,577)                               490,775,959
                                                                   -------------

                                                       Principal
                                                         Amount
REPURCHASE AGREEMENT - 8.08%
 With BNP Paribas 2.60% 4/1/05
   (dated 3/31/05, to be repurchased
   at $23,163,673 collateralized by
   $880,000 U.S. Treasury Bills due
   7/28/05, market value $872,014,
   and $23,020,000 U.S. Treasury
   Bills due 8/18/05, market
   value $22,758,403)                                 $23,162,000     23,162,000
 With UBS Warburg 2.50% 4/1/05
   (dated 3/31/05, to be repurchased
   at $20,759,442, collateralized by
   $2,599,000 U.S. Treasury Notes
   6.75% due 5/15/05, market value
   $2,677,548, $12,393,000 U.S. Treasury
   Notes 2.50% due 5/31/06, market
   value $12,394,094, and $6,196,000
   U.S. Treasury Notes 2.375% due
   8/15/06, market value $6,108,233)                   20,758,000     20,758,000
                                                                   -------------
REPURCHASE AGREEMENTS (cost $43,920,000)                              43,920,000
                                                                   -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
 SECURITIES LENDING COLLATERAL - 98.41%
 (cost $453,499,577)                                                 534,695,959
                                                                   -------------
SECURITIES LENDING COLLATERAL - 12.13%**

Short-Term Investments
 Abbey National 2.64% 1/13/06                           1,704,661      1,705,655
 Bank of New York 2.74% 4/4/06                          1,838,177      1,838,081
 Bank of the West 2.69% 3/2/06                          2,297,933      2,297,600
 Barclays New York 2.87% 6/1/05                           229,742        229,722
 Bayerische Landesbank 2.84% 5/1/06                     2,296,849      2,297,600
 Bear Stearns 2.65% 1/17/06                               459,501        459,831
 Calyon 2.82% 4/19/05                                   2,297,506      2,297,484
 Citigroup Global Markets
     2.92% 4/1/05                                      15,803,753     15,803,753
     2.95% 4/7/05                                       2,481,409      2,481,409

                                             DELAWARE GROWTH OPPORTUNITIES FUND
Statement
  OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                        Amount       Value


SECURITIES LENDING COLLATERAL (continued)**

 Credit Swiss First Boston New York
   3.10% 12/29/05                                        482,372  $    482,525
 Goldman Sachs 3.02% 3/31//06                          2,527,487     2,527,361
 Lehman Holdings 2.95% 12/23/05                        2,297,354     2,299,669
 Marshall & Ilsley Bank 3.05% 12/29/05                 2,297,977     2,297,705
 Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                          183,808       183,808
   2.98% 4/12/05                                       2,297,601     2,297,600
 Morgan Stanley
   2.93% 5/1/06                                          458,720       459,520
   3.06% 3/10/06                                         229,760       229,760
 Nordea Bank New York 2.82% 5/13/05                    2,297,517     2,297,443
 Pfizer 2.71% 5/1/06                                   2,205,697     2,205,697
 Proctor & Gamble 2.93% 5/1/06                         2,297,601     2,297,600
 Royal Bank of Canada 2.81% 6/27/05                    2,297,759     2,297,432
 Royal Bank of Scotland 2.81% 5/3/05                   2,297,618     2,297,600
 Sigma Finance 2.67% 9/30/05                           2,159,311     2,159,429
 Societe Generale New York
   2.77% 6/14/05                                       2,075,422     2,075,164
 Sun Trust Bank 2.81% 8/5/05                           1,149,083     1,148,678
 Union Bank of Switzerland
   2.80% 5/3/05                                        2,297,594     2,297,600
 Washington Mutual 2.60% 4/1/05                        2,527,365     2,527,361
 Wells Fargo 2.78% 5/1/06                              2,297,851     2,297,601
 Wilmington Trust Company
   2.96% 6/3/05                                        1,838,649     1,838,722
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
 (cost $65,929,410)                                                 65,929,410
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 110.54%
  (cost $519,428,987)                                              600,625,369++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (12.13%)**                                          (65,929,410)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.59%                                         8,639,816
                                                                  ------------
Net Assets Applicable to 25,971,362 SHARES
  OUTSTANDING - 100.00%                                           $543,335,775
                                                                  ============

Net Asset Value - Delaware Growth Opportunities Fund
   Class A ($500,398,889 / 23,772,248 Shares)                           $21.05
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
   Class B ($23,623,629 / 1,266,719 Shares)                             $18.65
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
   Class C ($8,358,353 / 437,632 Shares)                                $19.10
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
   Class R ($2,796,763 / 133,530 Shares)                                $20.94
                                                                        ------
Net Asset Value - Delaware Growth Opportunities Fund
   Institutional Class ($8,158,141 / 361,233 Shares)                    $22.58
                                                                        ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                              $464,421,169
Accumulated net realized loss on investments                        (2,281,776)
Net unrealized appreciation of investments                          81,196,382
                                                                  ------------
Total net assets                                                  $543,335,775
                                                                  ============

*Fully or partially on loan.

**See Note 7 in "Notes to Financial Statements."

+Non-income producing security for the six months ended March 31, 2005.

++Includes $65,307,596 of securities loaned.

Net Asset Value and Offering Price per Share -
 DELAWARE GROWTH OPPORTUNITIES FUND
Net asset value Class A (A)                                              $21.05
Sales charge (5.75% of offering price) (B)                                 1.28
                                                                         ------
Offering price                                                           $22.33
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

                                                           DELAWARE GROWTH OPPORTUNITIES FUND
Statement                                         Six Months Ended March 31, 2005 (Unaudited)
  OF OPERATIONS
INVESTMENT INCOME:
  Dividends                                                         $1,604,760
  Interest                                                             361,972
  Securities lending income                                             29,634    $ 1,996,366
                                                                    ----------    -----------

Expenses:
  Management fees                                                    2,009,999
  Distribution expenses -- Class A                                     739,444
  Distribution expenses -- Class B                                     130,156
  Distribution expenses -- Class C                                      44,081
  Distribution expenses -- Class R                                       8,209
  Dividend disbursing and transfer agent fees and expenses             655,330
  Reports and statements to shareholders                               119,669
  Accounting and administration expenses                                86,644
  Legal and professional fees                                           43,610
  Registration fees                                                     39,421
  Custodian fees                                                        13,534
  Trustees' fees                                                        12,018
  Pricing fees                                                             544
  Other                                                                  2,906      3,905,565
                                                                    ----------
  Less expense paid indirectly                                                           (261)
                                                                                  -----------
  Total expenses                                                                    3,905,304
                                                                                  -----------
NET INVESTMENT LOSS                                                                (1,908,938)
                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                  25,057,315
 Net change in unrealized appreciation/depreciation of investments                 34,359,887
                                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    59,417,202
                                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $57,508,264
                                                                                  ===========

See accompanying notes

                                              DELAWARE GROWTH OPPORTUNITIES FUND
Statements
  OF CHANGES IN NET ASSETS




                                                                                            Six Months          Year
                                                                                               Ended            Ended
                                                                                             3/31/05           9/30/04
                                                                                            (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                      $ (1,908,938)    $  (5,198,107)
  Net realized gain on investments                                                           25,057,315        90,566,275
  Net change in unrealized appreciation/depreciation of investments                          34,359,887       (39,366,160)
                                                                                           ------------     -------------
  Net increase in net assets resulting from operations                                       57,508,264        46,002,008
                                                                                           ------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                  38,756,621       100,527,430
    Class B                                                                                     864,580         3,821,525
    Class C                                                                                     718,423         2,216,235
    Class R                                                                                   2,604,492           404,172
    Institutional Class                                                                         656,064         2,953,596
                                                                                           ------------     -------------
                                                                                             43,600,180       109,922,958
                                                                                           ------------     -------------
  Cost of shares repurchased:
    Class A                                                                                 (47,352,798)      (97,346,381)
    Class B                                                                                  (5,777,039)       (9,568,642)
    Class C                                                                                  (1,755,899)       (3,035,090)
    Class R                                                                                    (441,487)           (1,177)
    Institutional Class                                                                      (1,117,793)      (18,861,430)
                                                                                           ------------     -------------
                                                                                            (56,445,016)     (128,812,720)
                                                                                           ------------     -------------
Decrease in net assets derived from capital share transactions                              (12,844,836)      (18,889,762)
                                                                                           ------------     -------------
NET INCREASE IN NET ASSETS                                                                   44,663,428        27,112,246

NET ASSETS:
Beginning of period                                                                         498,672,347       471,560,101
                                                                                           ------------     -------------
End of period (there was no undistributed net investment income at either period end)      $543,335,775     $ 498,672,347
                                                                                           ============     =============


See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Growth Opportunities Fund Class A
                                                        Six Months
                                                          Ended                              Year Ended
                                                        3/31/05(1)    9/30/04      9/30/03     9/30/02    9/30/01    9/30/00
                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $18.870     $17.070      $13.300     $15.120    $40.070      $26.350

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                     (0.069)     (0.178)      (0.137)     (0.136)    (0.161)      (0.324)
Net realized and unrealized gain (loss) on investments      2.249       1.978        3.907      (1.684)   (15.954)      19.064
                                                         --------    --------     --------    --------   --------   ----------
Total from investment operations                            2.180       1.800        3.770      (1.820)   (16.115)      18.740
                                                         --------    --------     --------    --------   --------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          --          --           --          --     (8.508)      (5.020)
In excess of net realized gain on investments                  --          --           --          --     (0.327)          --
                                                         --------    --------     --------    --------   --------   ----------
Total dividends and distributions                              --          --           --          --     (8.835)      (5.020)
                                                         --------    --------     --------    --------   --------   ----------

NET ASSET VALUE, END OF PERIOD                            $21.050     $18.870      $17.070     $13.300    $15.120      $40.070
                                                         ========    ========     ========    ========   ========   ==========

TOTAL RETURN(3)                                            11.61%      10.49%       28.35%     (12.04%)   (49.45%)      77.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                  $500,399    $456,455     $413,160    $357,438   $479,825   $1,086,472
Ratio of expenses to average net assets                     1.41%       1.48%        1.55%       1.46%      1.43%        1.25%
Ratio of net investment loss to average net assets         (0.67%)     (0.93%)      (0.91%)     (0.81%)    (0.74%)      (0.91%)
Portfolio turnover                                            97%        106%         100%         97%       121%         123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Growth Opportunities Fund Class B
                                                         Six Months
                                                           Ended                            Year Ended
                                                         3/31/05(1)  9/30/04      9/30/03     9/30/02    9/30/01    9/30/00
                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $16.770    $15.290      $12.000     $13.730    $37.520    $25.060

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                     (0.129)    (0.292)      (0.227)     (0.238)    (0.296)    (0.545)
Net realized and unrealized gain (loss) on investments      2.009      1.772        3.517      (1.492)   (14.659)    18.025
                                                          -------    -------      -------     -------    -------    -------
Total from investment operations                            1.880      1.480        3.290      (1.730)   (14.955)    17.480
                                                          -------    -------      -------     -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          --         --           --          --     (8.508)    (5.020)
In excess of net realized gain on investments                  --         --           --          --     (0.327)        --
                                                          -------    -------      -------     -------    -------    -------
Total dividends and distributions                              --         --           --          --     (8.835)    (5.020)
                                                          -------    -------      -------     -------    -------    -------

NET ASSET VALUE, END OF PERIOD                            $18.650    $16.770      $15.290     $12.000    $13.730    $37.520
                                                          =======    =======      =======     =======    =======    =======

TOTAL RETURN(3)                                            11.21%      9.68%       27.52%     (12.67%)   (49.79%)    75.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                   $23,624    $25,670      $28,539     $26,389    $36,606    $79,335
Ratio of expenses to average net assets                     2.11%      2.18%        2.25%       2.16%      2.13%      1.95%
Ratio of net investment loss to average net assets         (1.37%)    (1.63%)      (1.61%)     (1.51%)    (1.44%)    (1.61%)
Portfolio turnover                                            97%       106%         100%         97%       121%       123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Growth Opportunities Fund Class C
                                                         Six Months
                                                           Ended                            Year Ended
                                                         3/31/05(1)  9/30/04      9/30/03     9/30/02    9/30/01    9/30/00
                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $17.180    $15.660      $12.280     $14.060    $38.180    $25.440

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                     (0.132)    (0.296)      (0.231)     (0.241)    (0.300)    (0.552)
Net realized and unrealized gain (loss) on investments      2.052      1.816        3.611      (1.539)   (14.985)    18.312
                                                          -------    -------      -------     -------    -------    -------
Total from investment operations                            1.920      1.520        3.380      (1.780)   (15.285)    17.760
                                                          -------    -------      -------     -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          --         --           --          --     (8.508)    (5.020)
In excess of net realized gain on investments                  --         --           --          --     (0.327)        --
                                                          -------    -------      -------     --------   -------    -------
Total dividends and distributions                              --         --           --          --     (8.835)    (5.020)
                                                          -------    -------      -------     -------    -------    -------

NET ASSET VALUE, END OF PERIOD                            $19.100    $17.180      $15.660     $12.280    $14.060    $38.180
                                                          =======    =======      =======     =======    =======    =======

TOTAL RETURN(3)                                            11.24%      9.64%       27.52%     (12.66%)   (49.80%)    75.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $8,358     $8,460       $8,471      $6,398     $8,145    $15,555
Ratio of expenses to average net assets                     2.11%      2.18%        2.25%       2.16%      2.13%      1.95%
Ratio of net investment loss to average net assets         (1.37%)    (1.63%)      (1.61%)     (1.51%)    (1.44%)    (1.61%)
Portfolio turnover                                            97%       106%         100%         97%       121%       123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                     Delaware Growth Opportunities Fund Class R
                                                        Six Months                Period
                                                           Ended    Year Ended  6/2/03(1) to
                                                         3/31/05(2)  9/30/04      9/30/03
                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $18.800    $17.060      $16.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                     (0.099)    (0.235)      (0.064)
Net realized and unrealized gain on investments             2.239      1.975        1.044
                                                          -------    -------      -------
Total from investment operations                            2.140      1.740        0.980
                                                          -------    -------      -------

NET ASSET VALUE, END OF PERIOD                            $20.940    $18.800      $17.060
                                                          =======    =======      =======

TOTAL RETURN(4)                                            11.38%     10.20%        6.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $2,797       $387          $--
Ratio of expenses to average net assets                     1.71%      1.78%        1.79%
Ratio of net investment loss to average net assets         (0.97%)    (1.23%)      (1.22%)
Portfolio turnover                                            97%       106%         100%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Growth Opportunities Fund Institutional Class
                                                         Six Months
                                                           Ended                            Year Ended
                                                         3/31/05(1)  9/30/04      9/30/03     9/30/02    9/30/01    9/30/00
                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $20.210    $18.240      $14.170     $16.050    $41.810    $27.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                     (0.038)    (0.120)      (0.092)     (0.085)    (0.095)    (0.227)
Net realized and unrealized gain (loss) on investments      2.275      2.090        4.162      (1.795)   (16.830)    19.797
                                                          -------    -------      -------     -------    -------    -------
Total from investment operations                            2.370      1.970        4.070      (1.880)   (16.925)    19.570
                                                          -------    -------      -------     -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          --         --           --          --     (8.508)    (5.020)
In excess of net realized gain on investments                  --         --           --          --     (0.327)        --
                                                          -------    -------      -------     -------    -------    -------
Total dividends and distributions                              --         --           --          --     (8.835)    (5.020)
                                                          -------    -------      -------     -------    -------    -------

NET ASSET VALUE, END OF PERIOD                            $22.580    $20.210      $18.240     $14.170    $16.050    $41.810
                                                          -------    -------      -------     -------    -------    -------

TOTAL RETURN(3)                                            11.73%     10.80%       28.72%     (11.71%)   (49.30%)    77.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $8,158     $7,700      $21,390     $19,886    $22,542    $40,419
Ratio of expenses to average net assets                     1.11%      1.18%        1.25%       1.16%      1.13%      0.95%
Ratio of net investment loss to average net assets         (0.37%)    (0.63%)      (0.61%)     (0.51%)    (0.44%)    (0.61%)
Portfolio turnover                                            97%       106%         100%         97%       121%       123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset.

See accompanying notes

                                              DELAWARE GROWTH OPPORTUNITIES FUND
Notes                                         March 31, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS


Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended March 31, 2005 were approximately $261. The expense paid under the above arrangements is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

At March 31, 2005, the fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                    $346,730
Dividend disbursing, transfer agent,
 accounting and administration fees other
 expenses payable to DSC                                     251,706
Other expenses payable to DMC and affiliates*                210,270

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six-months ended March 31, 2005, the Fund was charged $11,950 for internal legal services, provided by DMC.

For the six months ended March 31, 2005, DDLP earned $13,687 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                        DELAWARE GROWTH OPPORTUNITIES FUND
TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended March 31, 2005, the Fund made purchases of $243,796,359 and sales of $293,206,272 of investment securities other than short-term investments.

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the cost of investments was $457,840,473. At March 31, 2005, the net unrealized appreciation was $76,855,486, of which $89,879,721 related to unrealized appreciation of investments and $13,024,235 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends or distributions paid during the year ended September 30, 2004 and the six months ended March 31, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                    $464,421,169
Undistributed long-term capital gains                               2,059,121
Unrealized appreciation of investments                             76,855,485
                                                                 ------------
Net assets                                                       $543,335,775
                                                                 ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward amounts at March 31, 2005 will expire as follows: $22,998,194 expires in 2011.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended March 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

Accumulated net investment loss                       $ 1,908,938
Paid-in capital                                        (1,908,938)

5. CAPITAL SHARES
Transactions in capital stock shares were as follows:
                                                       Six Months     Year
                                                          Ended       Ended
                                                         3/31/05     9/30/04
Shares sold:
  Class A                                               1,848,713   5,075,154
  Class B                                                  46,713     221,244
  Class C                                                  37,995     126,173
  Class R                                                 134,395      20,677
  Institutional Class                                      29,201     143,789
                                                        ---------   ---------
                                                        2,097,017   5,587,037
                                                        ---------   ---------

Shares repurchased:
Class A                                                (2,271,586) (5,078,096)
Class B                                                  (310,476)   (557,590)
Class C                                                   (92,866)   (174,757)
Class R                                                   (21,479)        (64)
Institutional Class                                       (48,975)   (935,789)
                                                       ----------  ----------
                                                       (2,745,382) (6,746,296)
                                                       ----------  ----------
Net decrease                                             (648,365) (1,159,259)
                                                       ==========  ==========

For the six months ended March 31, 2005 and the year ended September 30, 2004, 94,773 Class B shares were converted to 106,797 Class A shares valued at $2,019,481 and 150,095 Class B shares were converted to 168,447 Class A shares valued at $2,885,182, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2005, or at any time during the period.

NOTES                                       DELAWARE GROWTH OPPORTUNITIES FUND
TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At March 31, 2005, the market value of securities on loan was $65,307,596, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended March 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. CONTRACTUAL OBLIGATIONS
The Funds enters into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

OTHER                                        DELAWARE GROWTH OPPORTUNITIES FUND
FUND INFORMATION

The shareholders of Delaware Growth Opportunities Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                         Shares Voted
                                       Shares Voted For    Withheld Authority
                                       ----------------    ------------------
Thomas L. Bennett                          13,020,090          474,910
Jude T. Driscoll                           13,015,487          479,513
John A. Fry                                13,014,248          480,752
Anthony D. Knerr                           13,003,722          491,278
Lucinda S. Landreth                        13,013,083          481,917
Ann R. Leven                               12,991,337          503,663
Thomas F. Madison                          12,989,014          505,986
Janet L. Yeomans                           13,013,566          481,434
J. Richard Zecher                          13,019,993          475,007

2. To approve the use of a "manager of managers" structure whereby the investment manager of the fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                          For         Against      Abstain   Broker Non-Votes
                                                         -----        -------      -------   ----------------
Delaware Growth Opportunities Fund                     10,203,043     834,600      553,369       1,903,988


Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


This semiannual report is for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                      CONTACT INFORMATION

JUDE T. DRISCOLL                         MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                 Senior Vice President and                Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                         NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                 Delaware Distributors, L.P.
Private Investor                         RICHELLE S. MAESTRO                      Philadelphia, PA
Rosemont, PA                             Executive Vice President,
                                         Chief Legal Officer and Secretary        SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                              Delaware Investments Family of Funds     DISBURSING AND TRANSFER AGENT
President                                Philadelphia, PA                         Delaware Service Company, Inc.
Franklin & Marshall College                                                       2005 Market Street
Lancaster, PA                            JOHN J. O'CONNOR                         Philadelphia, PA 19103-7094
                                         Senior Vice President and Treasurer
ANTHONY D. KNERR                         Delaware Investments Family of Funds     FOR SHAREHOLDERS
Managing Director                        Philadelphia, PA                         800 523-1918
Anthony Knerr & Associates
New York, NY                                                                      FOR SECURITIES DEALERS AND FINANCIAL
                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                               800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                    WEB SITE
Philadelphia, PA                                                                  www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

(9342)                                                       Printed in the USA
SA-016 [3/05] IVES 5/05                                                  J10141

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert

          Not applicable.

Item 4.   Principal Accountant Fees and Services

          Not applicable.

Item 5.   Audit Committee of Listed Registrants

          Not applicable.

Item 6.   Schedule of Investments

          Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

          Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Equity Funds IV

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
         -----------------------
Title:   Chief Executive Officer
Date:    June 7, 2005
         -----------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
         -----------------------
Title:   Chief Executive Officer
Date:    June 7, 2005
         -----------------------


MICHAEL P. BISHOF
--------------------------------
By:      Michael P. Bishof
         -----------------------
Title:   Chief Financial Officer
Date:    June 7, 2005
         -----------------------